Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,000,000.00
Previously Paid Amount	39,703.75
Total Fee Amount	47,644.50
Total Offset Amount	0.00
Net Fee	$ 7,940.75